Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Earnings Per Share [Line Items]
Anti-dilutive stock option	384,000	5,400,000	10,400,000